CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flow from operating activities:
Net (loss) income	$ (12,089,000,000)	$ (745,000,000)	$ 3,441,000,000
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation, depletion and amortization	3,497,000,000	3,863,000,000	2,797,000,000
Impairment of oil and gas properties and goodwill	13,144,000,000	5,454,000,000	0
Copper and molybdenum inventory adjustments	338,000,000	6,000,000	3,000,000
Other asset impairments, inventory write-downs, restructuring and other	256,000,000	18,000,000	0
Net gain on sales of assets	(39,000,000)	(717,000,000)	0
Net (gains) losses on crude oil and natural gas derivative contracts	(87,000,000)	(504,000,000)	334,000,000
Gain on investment in MMR	0	0	(128,000,000)
Stock-based compensation	85,000,000	106,000,000	173,000,000
Net charges for environmental and asset retirement obligations, including accretion	209,000,000	200,000,000	164,000,000
Payments for environmental and asset retirement obligations	(198,000,000)	(176,000,000)	(237,000,000)
Net (gain) loss on early extinguishment of debt	0	(73,000,000)	35,000,000
Deferred income taxes	(2,039,000,000)	(929,000,000)	277,000,000
Increase in long-term mill and leach stockpiles	(212,000,000)	(233,000,000)	(431,000,000)
Other, net	(18,000,000)	(7,000,000)	88,000,000
Changes in working capital and other tax payments, excluding amounts from acquisitions and dispositions:
Accounts receivable	813,000,000	215,000,000	49,000,000
Inventories	379,000,000	(249,000,000)	(288,000,000)
Other current assets	97,000,000	0	26,000,000
Accounts payable and accrued liabilities	(217,000,000)	(394,000,000)	(359,000,000)
Accrued income taxes and changes in other tax payments	(699,000,000)	(204,000,000)	195,000,000
Net cash provided by operating activities	3,220,000,000	5,631,000,000	6,139,000,000
Capital expenditures:
North America copper mines	(355,000,000)	(969,000,000)	(1,066,000,000)
South America	(1,722,000,000)	(1,785,000,000)	(1,145,000,000)
Indonesia	(913,000,000)	(948,000,000)	(1,030,000,000)
Molybdenum mines	(13,000,000)	(54,000,000)	(164,000,000)
United States oil and gas operations	(2,948,000,000)	(3,205,000,000)	(1,436,000,000)
Other	(402,000,000)	(254,000,000)	(445,000,000)
Acquisitions of Deepwater Gulf of Mexico interests	0	(1,426,000,000)	0
Acquisition of Plains Exploration & Production Company, net of cash acquired	0	0	(3,465,000,000)
Acquisition of MMR, net of cash acquired	0	0	(1,628,000,000)
Acquisition of cobalt chemical business, net of cash acquired	0	0	(348,000,000)
Net proceeds from sale of Candelaria and Ojos del Salado	0	1,709,000,000	0
Net proceeds from sale of Eagle Ford shale assets	0	2,910,000,000	0
Other, net	107,000,000	221,000,000	(181,000,000)
Net cash used in investing activities	(6,246,000,000)	(3,801,000,000)	(10,908,000,000)
Cash flow from financing activities:
Proceeds from debt	8,272,000,000	8,710,000,000	11,501,000,000
Repayments of debt	(6,677,000,000)	(10,306,000,000)	(5,476,000,000)
Net proceeds from sale of common stock	1,936,000,000	0	0
Redemption of MMR preferred stock	0	0	(228,000,000)
Cash dividends and distributions paid:
Common stock	(605,000,000)	(1,305,000,000)	(2,281,000,000)
Noncontrolling interests	(120,000,000)	(424,000,000)	(256,000,000)
Stock-based awards net (payments) proceeds, including excess tax benefit	(4,000,000)	9,000,000	(98,000,000)
Debt financing costs and other, net	(16,000,000)	(35,000,000)	(113,000,000)
Net cash provided by (used in) financing activities	2,786,000,000	(3,351,000,000)	3,049,000,000
Net decrease in cash and cash equivalents	(240,000,000)	(1,521,000,000)	(1,720,000,000)
Decrease (increase) in cash and cash equivalents in assets held for sale	118,000,000	(70,000,000)	59,000,000
Cash and cash equivalents at beginning of year	317,000,000	1,908,000,000	3,569,000,000
Cash and cash equivalents at end of year	$ 195,000,000	$ 317,000,000	$ 1,908,000,000